SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2025
Shareholders Equity
SHAREHOLDERS’ EQUITY

NOTE – 20 SHAREHOLDERS’ EQUITY

Authorized shares

The Company was incorporated in the Cayman Islands with limited liability on July 5, 2024 and the initial 1 share was transferred to Ms. Seto on the same date for cash at par. The initial authorized share capital of the Company is US$100,000 divided into 1,000,000,000 Shares of a par value of US$0.0001 each. The details about reorganization subsequent to the balance sheet date is stated in note 21.

On August 19, 2024, Ms. Seto and Kilo Wonders (Ms. Yip’s nominee) subscribed for 19,059 and 940 Shares for cash at par.

Subsequently, on even date, Ms. Seto, Kilo Wonders and Yield Rights further subscribed for 4,500,939, 234,059 and 245,000 Shares of the Company for cash at par. Following this step, the Company is held as to 4,519,999, 234,999 and 245,000 Shares by Ms. Seto, Kilo Wonders and Yield Rights respectively representing 90.4%, 4.7% and 4.9% of the issued share capital of the Company.

On July 25, 2024, Goal Success was incorporated in the BVI with limited liability. Goal Success is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00. On July 25, 2024, the Company subscribed for, and Goal Success allotted and issued to it 1 share for cash at par.

On March 6, 2025, Ms. Seto, Ms. Yip and the Company entered into an agreement whereby Ms. Seto and Ms. Yip transferred their entire shareholding interest in Trendic to the Company’s nominee, Goal Success. The consideration is settled by the Company allotting and issuing 1 Share to each of Ms. Seto and Kilo Wonders (Ms. Yip’s nominee), credited as fully paid and Goal Success allotting and issuing 1 share to the Company credited as fully paid.

On March 31, 2025 for purposes of recapitalization in anticipation of the initial public offering, the Company’s shareholders passed resolutions to (i) sub-divide each of the issued and unissued shares in its share capital of par value US$0.0001 each into 10 shares of par value US$0.00001 each, (ii) to re-classify and re-designate its authorized share capital into 10,000,000,000 shares with a par value of US$0.00001 each comprising of (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each and (iii) to adopt an amended and restated memorandum of association and articles of association reflecting such amended share capital and containing the rights, preferences and privileges attached to each class of shares. Concurrently, Ms. Seto, Prime Crest, Fuji Holdings, Kilo Wonders, Yield Rights and Allied Target surrendered 16,303,760, 1,045,660, 960,300, 1,002,980, 1,045,660 and 981,640 Class A Ordinary Shares to the Company, respectively.

On March 31, 2025, the Company allotted and issued 1,000,000 Class B Ordinary Shares to Ms. Seto for cash at par, and a resolution was passed on March 31, 2025 giving effect to the same.

As at March 31, 2025, the subscription receivables has yet been paid.

The Company has retroactively presented all shares and per share data for all periods presented. As a result of the issuances and reclassification stated above, the Company had 950,000,000 authorized Class A ordinary shares, par value of US$0.00001, of which 28,660,000 and 28,660,000 Class A ordinary shares were issued and outstanding as of March 31, 2024 and 2025, respectively. The Company had 500,000,000 authorized Class B ordinary shares, par value of US$0.00001, of which 1,000,000 and 1,000,000 Class B ordinary shares were issued and outstanding as of March 31, 2024 and 2025, respectively.